Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of performance obligations and revenue recognition policies

The following table provides information about the nature and timing of satisfaction of performance obligations in customer contracts, including significant payment terms, and related revenue recognition policies.

Type of Services	Nature and timing of satisfaction of performance obligations, including significant payment terms	Revenue recognition policy
Communication Platform

The Company's revenue derives mainly from fees based on the use of services available on its communication platform. Use of these services is measured by individual volume and revenues based on these volumes are recognized over the period of use. The Company provides services to customers with prepaid contracts and term contracts for a fixed or indefinite period. Small customers and customers who pay by credit card are billed in advance, while large customers are billed monthly on the postpaid model. Collections are made within thirty days of billing. Customers who pay in the prepaid model, withdraw their balances as they use the Company’s products.

Revenue is recognized when control of services is transferred to customers ins an amount that reflects the consideration we expect to receive in exchange for those products or services. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company's agreements with customers do not provide rights of return, and do not provide customers with the right to take possession of the software that supports the applications.

Carrier billing

Carrier billing is a business model in which there is a provider that makes its content available through the connections that the Company maintains with carriers (telephone operators), which provide the service to the final consumer. The provider is responsible for the content as well as the price. The Company acts as an agent in the process, receiving the amounts collected by the connections and passing on the respective amounts to the providers. Therefore, net revenue is accounted for at the fee charged to content providers for the service.

The carrying billing business is characterized as an operation in which the Company has contracts with mobile operators in Brazil and providers of information content through digital platforms, on which end customers of mobile telephony operators can subscribe to the content of the operators and receive information based on their cell phones. In this operation, the Company bills mobile operators and transfers it to content providers, receiving a fee for performing this service. Revenue is recognized when content providers deliver services to end customers. Zenvia recognizes revenue at the amount of net fees to be received on these transactions.

Schedule of fair value measurement
Financial assets at FVTPL	These assets are subsequently measured at fair value. Net income, including interest or dividend income, is recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. Amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.